CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets:
Cash and cash equivalents	$ 40,114	249,912	257,345
Restricted cash	13	84	88
Short-term investments
Trading securities	83	518	708
Available-for-sale securities	46,547	289,995	245,090
Term deposits	845	5,266	5,088
Trade receivables:
Billed, less allowance for doubtful accounts of RMB4,378 in 2011 and RMB1,691 in 2012	312	1,946	2,449
Unbilled	61	381	1,472
Inventories	566	3,527	3,146
Amounts due from related parties	1,617	10,070	1,248
Prepaid expenses and other current assets	5,696	35,485	8,561
Deferred tax assets	167	1,036	311
Total current assets	96,021	598,220	525,506
Real estate property under development	84,702	527,702	305,469
Property and equipment, net	26,868	167,392	179,265
Investments under cost method	1,860	11,590	11,590
Investments under equity method	13,631	84,923	230,579
Acquired intangible assets, net	154	962	29,258
Other non-current assets	846	5,267	457
TOTAL ASSETS	224,082	1,396,056	1,282,124
Current liabilities:
Option liabilities	1,981	12,344	7,932
Accounts payable and accrued expenses	4,398	27,393	16,442
Amounts due to related parties	986	6,140
Advances from customers	2,154	13,419	9,951
Deferred revenue	2,162	13,472	14,332
Income taxes payable	124	771	640
Other taxes payable	241	1,500	1,537
Unrecognized tax liabilities	169	1,055	829
Total current liabilities	12,215	76,094	51,663
Non-current liabilities:
Deferred subsidies	44,333	276,200	240,240
Deferred tax liabilities			51
Unrecognized tax liabilities	765	4,766	4,766
Total liabilities	57,313	357,060	296,720
Shareholders' equity of the Company
Ordinary shares, par value RMB0.027(HK$0.025) per share: 8,000,000,000 shares authorized; 37,538,161 shares issued and outstanding in 2011 and 37,815,292 shares issued and outstanding in 2012	159	988	982
Treasury stock, 3,900 shares, at cost
Additional paid-in capital	148,612	925,870	923,829
(Accumulated deficit) retained earnings	7,541	46,983	(20,732)
Statutory reserve	12,730	79,312	78,478
Accumulated other comprehensive loss	(10,296)	(64,144)	(47,137)
Total equity of the Company	158,746	989,009	935,420
Non-controlling interest	8,023	49,987	49,984
Total equity	166,769	1,038,996	985,404
TOTAL LIABILITIES AND EQUITY	$ 224,082	1,396,056	1,282,124